UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2024– December 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - December 31, 2024

Acuitas US Microcap Fund

AFMCX

:  Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	1.50%

How did the Fund perform in the last six months?

The Fund returned +9.61% over the last six months, underperforming the Russell Microcap Index’s return of +14.67% by 506 basis points. Generally speaking, it was a difficult market environment for active managers, with a few notable outlier companies within technology that were a meaningful drag on the Fund’s excess returns. These stocks were boosted by the AI and quantum computing frenzy within U.S. equity markets.

We are excited about the addition of a new subadviser to the Fund during this time period. While it has only been a few months, the manager got off to a solid performance start by outperforming our benchmark.

Total Return Based on a $10,000 Investment

Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,506	$10,180	$10,314
06/30/15	$10,764	$10,194	$10,603
09/30/15	$9,857	$9,455	$9,142
12/31/15	$10,245	$10,048	$9,484
03/31/16	$9,848	$10,145	$8,969
06/30/16	$10,305	$10,412	$9,325
09/30/16	$11,168	$10,870	$10,373
12/31/16	$12,453	$11,327	$11,416
03/31/17	$12,233	$11,978	$11,459
06/30/17	$12,594	$12,339	$11,899
09/30/17	$13,525	$12,903	$12,690
12/31/17	$13,730	$13,721	$12,919
03/31/18	$13,585	$13,633	$13,006
06/30/18	$14,706	$14,163	$14,303
09/30/18	$15,152	$15,172	$14,422
12/31/18	$11,961	$13,002	$11,229
03/31/19	$13,534	$14,828	$12,700
06/30/19	$13,283	$15,435	$12,817
09/30/19	$12,979	$15,614	$12,118
12/31/19	$14,579	$17,035	$13,748
03/31/20	$9,181	$13,475	$9,350
06/30/20	$11,589	$16,443	$12,206
09/30/20	$12,356	$17,957	$12,657
12/31/20	$16,629	$20,593	$16,629
03/31/21	$20,770	$21,900	$20,602
06/30/21	$22,159	$23,705	$21,455
09/30/21	$21,021	$23,681	$20,386
12/31/21	$21,501	$25,877	$19,845
03/31/22	$19,689	$24,512	$18,337
06/30/22	$16,582	$20,418	$14,861
09/30/22	$16,395	$19,506	$14,789
12/31/22	$17,382	$20,907	$15,488
03/31/23	$18,024	$22,408	$15,050
06/30/23	$18,911	$24,288	$15,847
09/30/23	$18,146	$23,497	$14,590
12/31/23	$20,409	$26,334	$16,933
03/31/24	$21,632	$28,973	$17,726
06/30/24	$20,164	$29,904	$16,791
09/30/24	$21,494	$31,767	$18,183
12/31/24	$22,101	$32,604	$19,254

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	8.29%	8.68%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Microcap® Index	13.70%	6.97%	6.77%

Fund Statistics

Total Net Assets	$93,258,170
# of Portfolio Holdings	253
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$432,726

Sector Weightings

(% total investments)*

Value	Value
Industrials	21.9%
Health Care	19.6%
Technology	16.7%
Financials	15.3%
Consumer Discretionary	10.6%
Energy	4.8%
Utilities	4.3%
Real Estate	2.3%
Consumer Staples	2.1%
Telecommunications	1.5%
Basic Materials	0.9%

* excluding cash equivalents

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	1.89%
Columbus McKinnon Corp.	1.87%
Select Water Solutions, Inc., Class A	1.64%
Interface, Inc.	1.46%
Magnite, Inc.	1.39%
Photronics, Inc.	1.32%
Barrett Business Services, Inc.	1.30%
American Coastal Insurance Corp.	1.25%
iRadimed Corp.	1.20%
ChromaDex Corp.	1.17%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.6%
Money Market Fund	1.4%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://acuitasfunds.com/invest-with-us/ .

Acuitas US Microcap Fund

Semi-Annual Shareholder Report - December 31, 2024

220S-AFMCX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ACUITAS US MICROCAP FUND
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Other Information 13

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.3%
Basic Materials - 0.9%
17,111 LifeMD, Inc.
(a)
$ 84,699
35,432 Northern Technologies International Corp. 477,978
136,189 Taseko Mines, Ltd.
(a)
264,207
826,884
Consumer Discretionary - 10.4%
2,606 Acme United Corp. 97,282
2,743 Allegiant Travel Co. 258,171
50,366 Arhaus, Inc.
(a)
473,440
6,366 Beazer Homes USA, Inc.
(a)
174,810
6,528 Blue Bird Corp.
(a)
252,177
9,490 Civeo Corp. 215,613
6,100 Climb Global Solutions, Inc. 773,175
19,887 Crown Crafts, Inc. 89,094
52,705 Duluth Holdings, Inc., Class B
(a)
162,858
13,872 First Watch Restaurant Group, Inc.
(a)
258,158
74,910 Fluent, Inc.
(a)
188,773
7,969 Fox Factory Holding Corp.
(a)
241,222
39,366 FTAI Infrastructure, Inc. 285,797
33,050 Guess?, Inc. 464,683
39,939 Holley, Inc.
(a)
120,616
55,120 Interface, Inc. 1,342,172
5,956 Jack in the Box, Inc. 248,008
2,963 Kura Sushi USA, Inc., Class A
(a)
268,388
19,491 Lands' End, Inc.
(a)
256,112
9,157 Malibu Boats, Inc., Class A
(a)
344,212
1,783 Miller Industries, Inc./TN 116,537
83,055 Motorcar Parts of America, Inc.
(a)
631,218
6,762 Rocky Brands, Inc. 154,174
6,033 Shoe Carnival, Inc. 199,572
57,030 Sportsman's Warehouse Holdings, Inc.
(a)
152,270
13,074 The Lovesac Co.
(a)
309,331
18,682 The RealReal, Inc.
(a)
204,194
12,494 Travelzoo
(a)
249,255
16,345 Universal Technical Institute, Inc.
(a)
420,230
9,609 Viad Corp.
(a)
408,478
666 Victoria's Secret & Co.
(a)
27,586
18,005 Zumiez, Inc.
(a)
345,156
9,732,762
Consumer Staples - 2.1%
23,132 B&G Foods, Inc. 159,379
50,798 Cronos Group, Inc.
(a)
102,612
22,969 Mama's Creations, Inc.
(a)
182,833
3,353 Oil-Dri Corp. of America 293,857
78,003 SunOpta, Inc.
(a)
600,623
7,637 The Chefs' Warehouse, Inc.
(a)
376,657
3,616 The Vita Coco Co., Inc.
(a)
133,467
2,853 Vital Farms, Inc.
(a)
107,530
1,956,958
Energy - 4.7%
12,369 American Superconductor Corp.
(a)
304,648
108,854 Berry Corp. 449,567
4,905 Centrus Energy Corp.
(a)
326,722
13,600 Civitas Resources, Inc. 623,832
62,110 Geospace Technologies Corp.
(a)
622,342
14,176 Hallador Energy Co.
(a)
162,315
23,212 Innovex International, Inc.
(a)
324,272
101,221 NPK International, Inc.
(a)
776,365
31,135 Oil States International, Inc.
(a)
157,543
15,500 Stabilis Solutions, Inc.
(a)
82,925
124,815 VAALCO Energy, Inc. 545,442
4,375,973
Shares Security Description Value
Financials - 15.1%
3,749 Alpine Banks of Colorado $ 128,291
12,635 Amalgamated Financial Corp. 422,893
85,100 American Coastal Insurance Corp.
(a)
1,145,446
6,924 Arrow Financial Corp. 198,788
7,228 Banco Latinoamericano de Comercio
Exterior SA, Class E 257,100
12,469 Bank of Marin Bancorp 296,388
12,714 Bankwell Financial Group, Inc. 396,041
7,787 Business First Bancshares, Inc. 200,126
8,791 Central Pacific Financial Corp. 255,379
5,973 Community Trust Bancorp, Inc. 316,748
10,344 ConnectOne Bancorp, Inc. 236,981
20,255 Customers Bancorp, Inc.
(a)
986,013
2,899 Dave, Inc.
(a)
251,981
9,105 Dime Community Bancshares, Inc. 279,842
23,825 eHealth, Inc.
(a)
223,955
9,000 Enova International, Inc.
(a)
862,920
19,140 EZCORP, Inc., Class A
(a)
233,891
9,348 First Internet Bancorp 336,435
26,573 First Western Financial, Inc.
(a)
519,502
30,702 Heritage Commerce Corp. 287,985
16,458 Heritage Insurance Holdings, Inc.
(a)
199,142
11,886 International General Insurance Holdings,
Ltd. 282,411
2,037 Investors Title Co. 482,280
20,361 KKR Real Estate Finance Trust, Inc. REIT 205,646
6,083 LendingTree, Inc.
(a)
235,716
68,325 Medallion Financial Corp. 641,572
4,453 Mercantile Bank Corp. 198,114
7,134 Mid Penn Bancorp, Inc. 205,745
5,553 MidWestOne Financial Group, Inc. 161,703
3,687 Northrim BanCorp, Inc. 287,365
16,830 OP Bancorp 266,082
13,712 PRA Group, Inc.
(a)
286,444
2,802 QCR Holdings, Inc. 225,953
18,000 Regional Management Corp. 611,640
5,486 Silvercrest Asset Management Group, Inc. 100,888
7,960 Texas Capital Bancshares, Inc.
(a)
622,472
4,436 Third Coast Bancshares, Inc.
(a)
150,602
4,949 Unity Bancorp, Inc. 215,826
6,416 Univest Financial Corp. 189,336
22,975 Veritex Holdings, Inc. 624,001
14,029,643
Health Care - 19.3%
105,776 908 Devices, Inc.
(a)
232,707
132,026 Accuray, Inc.
(a)
261,411
27,203 Aclaris Therapeutics, Inc.
(a)
67,463
2,962 Addus HomeCare Corp.
(a)
371,287
22,169 ADMA Biologics, Inc.
(a)
380,198
7,221 AnaptysBio, Inc.
(a)
95,606
2,774 ANI Pharmaceuticals, Inc.
(a)
153,347
15,382 Anika Therapeutics, Inc.
(a)
253,188
17,994 ARS Pharmaceuticals, Inc.
(a)
189,837
14,944 Astria Therapeutics, Inc.
(a)
133,599
12,349 Axogen, Inc.
(a)
203,512
29,830 BioLife Solutions, Inc.
(a)
774,387
43,596 Butterfly Network, Inc.
(a)
136,020
17,317 Cantaloupe, Inc.
(a)
164,685
11,914 CareDx, Inc.
(a)
255,079
202,065 ChromaDex Corp.
(a)
1,071,955
20,514 Corvus Pharmaceuticals, Inc.
(a)
109,750
22,263 Cytek Biosciences, Inc.
(a)
144,487
11,494 Edgewise Therapeutics, Inc.
(a)
306,890

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 19.3% (continued)
10,758 Electromed, Inc.
(a)
$ 317,899
21,430 Embecta Corp. 442,529
185,331 Harvard Bioscience, Inc.
(a)
391,048
52,321 Health Catalyst, Inc.
(a)
369,909
13,080 Healthcare Services Group, Inc.
(a)
151,924
5,161 HealthStream, Inc. 164,120
15,913 Immunome, Inc.
(a)
168,996
54,688 InfuSystem Holdings, Inc.
(a)
462,114
15,278 Intellia Therapeutics, Inc.
(a)
178,141
20,047 iRadimed Corp. 1,102,585
17,444 Kiniksa Pharmaceuticals International
PLC
(a)
345,042
67,273 KORU Medical Systems, Inc.
(a)
259,001
8,666 LeMaitre Vascular, Inc. 798,485
30,577 MannKind Corp.
(a)
196,610
34,311 MiMedx Group, Inc.
(a)
330,072
3,120 Nature's Sunshine Products, Inc.
(a)
45,739
9,063 Nurix Therapeutics, Inc.
(a)
170,747
10,846 Orthofix Medical, Inc.
(a)
189,371
18,222 OrthoPediatrics Corp.
(a)
422,386
18,247 Pacira BioSciences, Inc.
(a)
343,773
25,989 Pediatrix Medical Group, Inc.
(a)
340,976
8,147 Phibro Animal Health Corp., Class A 171,087
22,048 Pliant Therapeutics, Inc.
(a)
290,372
25,160 Quanterix Corp.
(a)
267,451
51,755 Quipt Home Medical Corp.
(a)
157,853
47,719 Savara, Inc.
(a)
146,497
6,675 Scholar Rock Holding Corp.
(a)
288,494
34,043 SI-BONE, Inc.
(a)
477,283
25,347 Stoke Therapeutics, Inc.
(a)
279,577
10,308 Supernus Pharmaceuticals, Inc.
(a)
372,737
22,075 Syndax Pharmaceuticals, Inc.
(a)
291,832
114,196 Taysha Gene Therapies, Inc.
(a)
197,559
25,771 The Joint Corp.
(a)
273,946
16,992 The Pennant Group, Inc.
(a)
450,628
10,347 Tyra Biosciences, Inc.
(a)
143,823
4,457 US Physical Therapy, Inc. 395,380
4,938 Utah Medical Products, Inc. 303,539
19,116 Voyager Therapeutics, Inc.
(a)
108,388
6,893 Xenon Pharmaceuticals, Inc.
(a)
270,206
15,651 Zymeworks, Inc.
(a)
229,131
44,101 Zynex, Inc.
(a)
353,249
17,965,907
Industrials - 21.5%
11,295 ACM Research, Inc., Class A
(a)
170,554
36,981 AerSale Corp.
(a)
232,980
12,801 Allient, Inc. 310,808
23,504 Archer Aviation, Inc.
(a)
229,164
27,536 Barrett Business Services, Inc. 1,196,164
5,062 Bel Fuse, Inc., Class B 417,463
87,833 BGSF, Inc. 460,245
7,435 BlueLinx Holdings, Inc.
(a)
759,560
46,155 Columbus McKinnon Corp. 1,718,812
32,781 Commercial Vehicle Group, Inc.
(a)
81,297
33,556 Concrete Pumping Holdings, Inc.
(a)
223,483
36,367 Conduent, Inc.
(a)
146,923
37,024 Core Molding Technologies, Inc.
(a)
612,377
4,064 CRA International, Inc. 760,781
212,800 DHI Group, Inc.
(a)
376,656
4,572 Douglas Dynamics, Inc. 108,036
27,264 Ducommun, Inc.
(a)
1,735,626
7,315 Energy Recovery, Inc.
(a)
107,531
6,774 Franklin Covey Co.
(a)
254,567
Shares Security Description Value
Industrials - 21.5% (continued)
14,373 Graham Corp.
(a)
$ 639,167
30,863 Great Lakes Dredge & Dock Corp.
(a)
348,443
39,456 Information Services Group, Inc. 131,783
13,178 Insteel Industries, Inc. 355,938
22,688 Kornit Digital, Ltd.
(a)
702,194
27,755 Mayville Engineering Co., Inc.
(a)
436,309
3,531 Mesa Laboratories, Inc. 465,633
21,725 Myers Industries, Inc. 239,844
4,661 MYR Group, Inc.
(a)
693,417
6,411 Natural Gas Services Group, Inc.
(a)
171,815
176,084 Orion Energy Systems, Inc.
(a)
140,885
33,435 Park Aerospace Corp. 489,823
104,372 Paysign, Inc.
(a)
315,203
4,845 Primoris Services Corp. 370,158
12,252 Proficient Auto Logistics, Inc.
(a)
98,874
58,351 Radiant Logistics, Inc.
(a)
390,952
82,439 Ranpak Holdings Corp.
(a)
567,180
51,085 Resources Connection, Inc. 435,755
3,521 The Gorman-Rupp Co. 133,516
1,692 The Monarch Cement Co. 369,430
12,863 The Real Brokerage, Inc.
(a)
59,170
19,338 Thermon Group Holdings, Inc.
(a)
556,354
4,666 Transcat, Inc.
(a)
493,383
12,402 Ultralife Corp.
(a)
92,395
34,052 Vishay Precision Group, Inc.
(a)
799,200
39,786 Wabash National Corp. 681,534
20,081,382
Real Estate - 2.2%
14,867 Alpine Income Property Trust, Inc. REIT 249,617
30,096 Anywhere Real Estate, Inc.
(a)
99,317
56,633 Apartment Investment and Management
Co. REIT
(a)
514,794
18,345 Armada Hoffler Properties, Inc. REIT 187,669
8,323 BRT Apartments Corp. REIT 150,063
33,536 Plymouth Industrial REIT, Inc. 596,941
19,376 Whitestone REIT 274,558
2,072,959
Technology - 16.4%
38,917 A10 Networks, Inc. 716,073
122,386 ADTRAN Holdings, Inc.
(a)
1,019,475
832 Amplitude, Inc.
(a)
8,778
41,946 Arteris, Inc.
(a)
427,430
15,544 AstroNova, Inc.
(a)
186,683
7,272 AudioEye, Inc.
(a)
110,607
18,070 Backblaze, Inc., Class A
(a)
108,781
7,110 Benchmark Electronics, Inc. 322,794
54,830 Blend Labs, Inc., Class A
(a)
230,834
12,896 CEVA, Inc.
(a)
406,869
15,629 Cohu, Inc.
(a)
417,294
16,894 Consensus Cloud Solutions, Inc.
(a)
403,091
3,887 Digimarc Corp.
(a)
145,568
7,292 Donnelley Financial Solutions, Inc.
(a)
457,427
21,902 Hurco Cos., Inc. 422,490
16,777 Ichor Holdings, Ltd.
(a)
540,555
31,058 Immersion Corp. 271,136
145,754 indie Semiconductor, Inc., Class A
(a)
590,304
42,691 inTEST Corp.
(a)
366,716
52,100 Key Tronic Corp.
(a)
217,257
80,220 Magnite, Inc.
(a)
1,277,102
6,852 NVE Corp. 557,958
26,222 OneSpan, Inc.
(a)
486,156
12,470 Ouster, Inc.
(a)
152,383
75,200 Outbrain, Inc.
(a)
539,936

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

See Notes to Financial Statements.
At December 31, 2024, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of common stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures which are valued at unrealized appreciation
(depreciation) at period end.
Shares Security Description Value
Technology - 16.4% (continued)
12,127 PDF Solutions, Inc.
(a)
$ 328,399
51,510 Photronics, Inc.
(a)
1,213,576
16,369 PROS Holdings, Inc.
(a)
359,463
70,614 Rackspace Technology, Inc.
(a)
156,057
4,942 Rigetti Computing, Inc.
(a)
75,415
20,360 Shutterstock, Inc. 617,926
31,184 Solaris Energy Infrastructure, Inc., Class A 897,476
9,698 SoundHound AI, Inc.
(a)
192,408
4,332 Spire Global, Inc.
(a)
60,951
47,161 TrueCar, Inc.
(a)
175,911
12,036 Veeco Instruments, Inc.
(a)
322,565
16,109 Viant Technology, Inc., Class A
(a)
305,910
15,293 Weave Communications, Inc.
(a)
243,465
15,333,219
Telecommunications - 1.5%
47,220 Aviat Networks, Inc.
(a)
855,154
114,291 Ondas Holdings, Inc.
(a)
292,585
39,255 Powerfleet, Inc. NJ
(a)
261,438
1,409,177
Utilities - 4.2%
44,466 Aris Water Solutions, Inc., Class A 1,064,961
95,188 Enviri Corp.
(a)
732,948
42,234 Perma-Fix Environmental Services, Inc.
(a)
467,530
11,886 Pure Cycle Corp.
(a)
150,714
113,480 Select Water Solutions, Inc., Class A 1,502,475
3,918,628
Total Common Stock (Cost $78,930,106) 91,703,492
Shares Security Description Value
Money Market Fund - 1.4%
1,314,948 First American Government Obligations
Fund, Class X, 4.39%
(b)
(Cost $1,314,948) 1,314,948
Investments, at value - 99.7% (Cost $80,245,054) $ 93,018,440
Other Assets & Liabilities, Net - 0.3% 239,730
Net Assets - 100.0% $ 93,258,170
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
5
CME E-Mini
Russell 2000
Index Future 03/25/25 $593,216 $562,450 $(30,766)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 93,018,440 $ (30,766)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 93,018,440 $ (30,766)

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $80,245,054) $ 93,018,440
Deposits with broker 207,339
Receivables:
Fund shares sold 161,286
Investment securities sold 67,865
Dividends 42,020
Variation margin 525
Prepaid expenses 12,405
Total Assets
93,509,880
LIABILITIES
Payables:
Investment securities purchased 61,947
Fund shares redeemed 50,949
Accrued Liabilities:
Investment adviser fees 78,513
Trustees’ fees and expenses 744
Fund services fees 27,599
Other expenses 31,958
Total Liabilities
251,710
NET ASSETS
$ 93,258,170
COMPONENTS OF NET ASSETS
Paid-in capital $ 82,259,553
Distributable Earnings 10,998,617
NET ASSETS
$ 93,258,170
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,640,280
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $93,258,170) $ 14.04

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $611) $ 565,229
Total Investment Income
565,229
EXPENSES
Investment adviser fees 574,928
Fund services fees 121,113
Custodian fees 15,900
Registration fees 11,892
Professional fees 24,332
Trustees' fees and expenses 7,822
Interest expense 1,427
Other expenses 91,254
Total Expenses 848,668
Fees waived
(157,328)
Net Expenses
691,340
NET INVESTMENT LOSS
(126,111)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
782,512
Futures
(12,544)
Net realized gain
769,968
Net change in unrealized appreciation (depreciation) on:
Investments
7,593,708
Futures
(34,146)
Net change in unrealized appreciation (depreciation)
7,559,562
NET REALIZED AND UNREALIZED GAIN
8,329,530
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 8,203,419

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2024
For the Year
Ended
June 30, 2024
OPERATIONS
Net investment loss $ (126,111) $ (92,219)
Net realized gain 769,968 3,832,122
Net change in unrealized appreciation (depreciation) 7,559,562 28,187
Increase in Net Assets Resulting from Operations
8,203,419 3,768,090
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,943,933) –
Total Distributions Paid
(2,943,933) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 10,150,548 22,076,434
Reinvestment of distributions:
Institutional Shares 2,943,383 –
Redemption of shares:
Institutional Shares
(7,664,178) (6,160,312)
Redemption fees:
Institutional Shares
1,399 584
Increase in Net Assets from Capital Share Transactions
5,431,152 15,916,706
Increase in Net Assets
10,690,638 19,684,796
NET ASSETS
Beginning of Period
82,567,532 62,882,736
End of Period
$ 93,258,170 $ 82,567,532
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 724,418 1,680,424
Reinvestment of distributions:
Institutional Shares 195,924 –
Redemption of shares:
Institutional Shares
(539,357) (502,665)
Increase in Shares
380,985 1,177,759

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2024
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 13.19 $ 12.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05
INVESTMENT OPERATIONS
Net investment loss (a) (0.02) (0.02) (0.03) (0.06) (0.05) (0.05)
Net realized and unrealized gain
(loss)
1.31 0.84 1.60 (3.91) 8.04 (1.23)
Total from Investment Operations
1.29 0.82 1.57 (3.97) 7.99 (1.28)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.00)(b) – – – – –
Net realized gain
(0.44) – (0.73) (1.25) – (0.01)
Total Distributions to Shareholders
(0.44) – (0.73) (1.25) – (0.01)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 14.04 $ 13.19 $ 12.37 $ 11.53 $ 16.75 $ 8.76
TOTAL RETURN
9.61%(c) 6.63% 14.04% (25.17)% 91.21% (12.75)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 93,258 $ 82,568 $ 62,883 $ 47,078 $ 66,416 $ 40,483
Ratios to Average Net Assets:
Net investment loss (0.27)%(d) (0.14)% (0.23)% (0.41)% (0.36)% (0.47)%
Net expenses 1.50%(d) 1.50% 1.50% 1.50% 1.50% 1.70%
Gross expenses (e) 1.84%(d) 1.96% 2.05% 2.00% 2.08% 2.03%
PORTFOLIO TURNOVER RATE 30%(c) 64% 56% 61% 78% 74%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2024, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share
(“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2024, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2024, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

fiscal years after they are filed. As of December 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust. Effective January 1, 2025, the Audit Committee Chairman receives an additional $2,000 annually. The Independent
Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of
Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2025. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust.
For the period ended December 31, 2024, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31,
2024, $820,740 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2024, totaled $ 29,379,991 and $ 26,080,904 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2024 , for futures contracts was
$ 10,852,422 .
The Fund’s use of derivatives for the period ended December 31, 2024, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of December 31, 2024.
Realized and unrealized gains and losses on derivatives contracts for the period ended December 31, 2024, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2024.
These amounts may be collateralized by cash or financial instruments.
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 142,202 $ 15,126 $ 157,328
Location:
Equity
Contracts
Asset derivatives:
Unrealized depreciation on futures* $ (30,766)
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ (12,544)
Total net realized gain $ (12,544)
Net change in unrealized appreciation (depreciation) on:
Futures $ (34,146)
Total net change in unrealized appreciation (depreciation) $ (34,146)
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Depreciation on Futures** $ (30,766) $ - $ (30,766) $ -

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Note 7. Federal Income Tax
As of December 31, 2024, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2024, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, PFICs and wash sales.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 20,387,774
Gross Unrealized Depreciation (7,614,388)
Net Unrealized Appreciation $ 12,773,386
2024 2023
Long-Term Capital Gain $ – $ 2,851,832
Undistributed Ordinary Income
$ 264,175
Undistributed Long-Term Gain
1,969,893
Net Unrealized Appreciation
3,505,063
Total
$ 5,739,131

ACUITAS US MICROCAP FUND
OTHER INFORMATION
December 31, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Acuitas US Microcap Fund (the “Fund”) – Diamond Hill Capital, LLC
At the September 19, 2024 Board meeting (the “September meeting”), the Board of Trustees of Forum Funds II (the “Board”),
including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), met and considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (“Adviser”) and Diamond Hill Capital, LLC
(“Subadviser” or “Diamond Hill”) pertaining to the Fund (the “Subadvisory Agreement”).
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from Diamond Hill to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, compensation, and services to be provided to the Fund by Diamond Hill, and also a memorandum from the Adviser summarizing the due diligence process the Adviser employed in making its recommendation to the
Board to approve Diamond Hill to manage a portion of the Fund (the “Sleeve”). The Board also received an oral presentation from each of the Adviser and the Subadviser and discussed the materials with the Adviser, Subadviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff.
The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement.
Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm’s-length nature of the relationship between the Adviser and the
Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the Subadvisory Agreement.

ACUITAS US MICROCAP FUND
OTHER INFORMATION
December 31, 2024

Performance
Recognizing that the Subadviser had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing other investment accounts with similar investment strategies to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the
Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be the same as the subadvisory fee received by the Fund’s other subadvisers. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

220-SAR-1224
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 25, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 25, 2025